2. Going Concern: Going Concern (Details) (USD $)	12 Months Ended	29 Months Ended
	Sep. 30, 2012	Jun. 30, 2013
Net loss incurred	$ 57,093	$ 92,570
Accumulated deficit	$ 72,663	$ 92,570